ING PARTNERS, INC.

ING Solution Balanced Portfolio (formerly, ING Solution Growth Portfolio)

ING Solution Conservative Portfolio

ING Solution Income Portfolio

ING Solution Moderately Aggressive Portfolio (formerly, ING Solution Aggressive Growth Portfolio)

ING Solution Moderately Conservative Portfolio (formerly, ING Solution Moderate Portfolio)

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

ING Solution 2055 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated June 24, 2013

to the Portfolios’ current Prospectuses and current Summary Prospectuses each dated April 30, 2013

1.                                      As described in the Portfolios’ current Prospectuses and Summary Prospectuses dated April 30, 2013, on March 18, 2013, shareholders of each Portfolio were sent a proxy statement, which, among other things, asked each Portfolio’s shareholders to approve a new fee structure (the “Amended Fee Structure”), which would modify the fees payable to the Portfolios’ investment adviser, Directed Services LLC. Under the proposed Amended Fee Structure, the current “Management Fee” rate would continue to be charged with respect to assets invested in underlying funds in the ING Fund Complex (“Underlying Funds”), but a higher Management Fee rate would be charged on assets invested in other types of securities.  The Portfolios’ current Prospectuses and Summary Prospectuses also disclose the Portfolios’ annual operating expenses and include an expense example table which reflects expenses prior to approval of the Amended Fee Structure (“Fee Table A” and “Expense Example A”) and the Portfolio’s annual operating expenses and an expense example table which reflects expenses following the implementation of the Amended Fee Structure (“Fee Table B” and “Expense Example B”). On May 13, 2013, the shareholders of ING Solution Balanced Portfolio (formerly, ING Solution Growth Portfolio) approved the Amended Fee Structure which became effective on May 13, 2013.  On May 31, 2013, the Portfolios’ shareholders (except ING Solution Balanced Portfolio) approved the Amended Fee Structure which became effective on May 31, 2013.  Shareholders should therefore refer to Fee Table B and Expense Example B for each Portfolio’s current fees and expenses.

2.                                      In addition, also as described in the Portfolios’ current Prospectuses and Summary Prospectuses, the Portfolios’ shareholders were asked to approve the appointment of ING Investment Management Co. LLC (“ING IM”) as the Sub-Adviser to each Portfolio replacing the “Investment Committee.” On May 13, 2013, the shareholders of ING Solution Balanced Portfolio approved the appointment of ING IM and on May 31, 2013, the Portfolios’ shareholders (except ING Solution Balanced Portfolio) approved the appointment of ING IM. All references to “Investment Committee” are hereby deleted in their entirety.  The individuals previously identified as “Investment Committee Members” continue to be responsible for the day-to-day management of the Portfolios and are now identified as “Portfolio Managers.”

3.                                      All references to ING IM also serving as a “Consultant” to the Portfolios are hereby deleted in their entirety.

4.                                      The first and fourth paragraphs of the subsection entitled “More Information about the Portfolios — Asset Allocation Process” of the Portfolios’ prospectuses are hereby deleted.

5.                                      The subsection entitled “Management of the Portfolios — ING Investment Management Co. LLC” is hereby deleted in its entirety and replaced with the following:

ING Investment Management Co. LLC

ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING U.S. and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING IM’s principal office is located at 230 Park Avenue, New York, New York, 10169. As of March 31, 2013, ING IM managed approximately $71.8 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Portfolios:

Heather Hackett, CFA, Vice President, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a portfolio specialist supporting the international equity and asset allocation teams. Prior to joining ING IM, Ms. Hackett was an analyst in the consulting group of Smith Barney.

Halvard Kvaale, CIMA, and Portfolio Manager, as well as Head of ING IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with ING since August 2012. Prior to joining ING, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

Paul Zemsky, CFA, Portfolio Manager, and Chief Investment Officer of ING IM’s Multi-Asset Strategies. He joined ING IM in 2005 as head of derivative strategies.

6.                                      The subsection entitled “Management of the Portfolios — Consulting Fee” is hereby deleted in its entirety.

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ING PARTNERS, INC.

ING Solution Balanced Portfolio (formerly, ING Solution Growth Portfolio)

ING Solution Conservative Portfolio

ING Solution Income Portfolio

ING Solution Moderately Aggressive Portfolio (formerly, ING Solution Aggressive Growth Portfolio)

ING Solution Moderately Conservative Portfolio (formerly, ING Solution Moderate Portfolio)

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

ING Solution 2055 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated June 24, 2013

to the Portfolios’ Adviser Class (“Class ADV”), Service Class (“Class S”),

Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T

Statement of Additional Information (“SAI”)

dated April 30, 2013

On March 18, 2013, shareholders of each Portfolio were sent a proxy statement, which, among other things, asked each Portfolio’s shareholders to approve a new fee structure (the “Amended Fee Structure”), which would modify the fees payable to the Portfolios’ investment adviser, Directed Services LLC. Under the proposed Amended Fee Structure, the current “Management Fee” rate would continue to be charged with respect to assets invested in underlying funds in the ING Fund Complex (“Underlying Funds”), but a higher Management Fee rate would be charged on assets invested in other types of securities.  On May 13, 2013, the shareholders of ING Solution Balanced Portfolio (formerly, ING Solution Growth Portfolio) approved the Amended Fee Structure. The shareholders of the Portfolios (except ING Solution Balanced Portfolio) approved the Amended Fee Structure on May 31, 2013.  In addition, shareholders were also asked to approve the appointment of ING Investment Management Co. LLC (“ING IM”) as the sub-adviser to the Portfolios replacing the “Investment Committee.” On May 13, 2013, the shareholders of ING Solution Balanced Portfolio approved the appointment of ING IM and on May 31, 2013, the Portfolios’ shareholders (except ING Solution Balanced Portfolio) approved the appointment of ING IM.

Effective immediately, the Portfolios’ SAI is hereby revised as follows:

1.              The subsection entitled “Adviser — Advisory Fees” of the Portfolios’ SAI is hereby deleted in its entirety and replaced with the following:

Advisory Fees

As compensation for its services under the Investment Advisory Agreement, each Portfolio pays the Adviser, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of each Portfolio’s average daily net assets during the month:

Annual Advisory Fee

If the Portfolio invests in Affiliated Underlying Funds(1): 0.10%; and

If the Portfolio invests in Direct Investments(2): 0.30%

(1)                  “Affiliated Underlying Funds” shall mean open-end investment companies registered under the 1940 Act which are “affiliated” with the Portfolios as such term is defined in Section 2(a)(3) of the 1940 Act.

(2)                  “Direct Investments” include but are not limited to exchange-traded funds, securities issued by non-investment company issuers, such as operating companies, and derivative instruments.

Effective April 30, 2013, the annual advisory fee rate for ING Solution 2020 Portfolio, ING Solution 2030 Portfolio, ING Solution 2040 Portfolio and ING Solution 2050 Portfolio was revised from 0.10% of each Portfolio’s average daily net assets to the annual advisory fee rate reflected in the table above.

Effective May 13, 2013, the annual advisory fee rate for ING Solution Balanced Portfolio was revised from 0.10% of the Portfolio’s average daily net assets to the annual advisory fee rate reflected in the table above. Effective May 31, 2013, the annual advisory fee rate for ING Solution Conservative Portfolio, ING Solution Income Portfolio, ING Solution Moderately Aggressive Portfolio, ING Solution Moderately Conservative Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio, and ING Solution 2055 Portfolio was revised from 0.10% of each Portfolio’s average daily net assets to the annual advisory fee rate reflected in the table above.

2.              The subsection entitled “Adviser — Consultant” of the Portfolios’ SAI is hereby deleted in its entirety.

3.              The subsection entitled “Adviser — Expense Limitation Agreement” of the Portfolios’ SAI is hereby deleted in its entirety and replaced with the following:

Expense Limitation Agreement

The Adviser has entered into an expense limitation agreement with the Portfolios (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to waive or limit its fees.  In connection with the agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Portfolios which excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Directors who are not “interested persons” (as defined in the 1940 Act) of the Adviser do not exceed the following expense limitations:

Portfolio	Class ADV	Class I	Class S	Class S2	Class T
ING Solution Aggressive	1.39%	0.89%	1.14%	1.29%	N/A
ING Solution Balanced	1.30%	0.80%	1.05%	1.20%	N/A
ING Solution Conservative	1.16%	0.66%	0.91%	1.06%	N/A
ING Solution Income	1.18%	0.68%	0.93%	1.08%	1.38%
ING Solution Moderately Aggressive	1.38%	0.88%	1.13%	1.28%	N/A
ING Solution Moderately Conservative	1.24%	0.74%	0.99%	1.14%	N/A
ING Solution 2015	1.23%	0.73%	0.98%	1.13%	1.43%
ING Solution 2020	1.26%	0.76%	1.01%	1.16%	1.46%
ING Solution 2025	1.30%	0.80%	1.05%	1.20%	1.50%
ING Solution 2030	1.33%	0.83%	1.08%	1.23%	1.53%
ING Solution 2035	1.37%	0.87%	1.12%	1.27%	1.57%
ING Solution 2040	1.38%	0.88%	1.13%	1.28%	1.58%
ING Solution 2045	1.39%	0.89%	1.14%	1.29%	1.59%
ING Solution 2050	1.39%	0.89%	1.14%	1.29%	1.59%
ING Solution 2055	1.39%	0.89%	1.14%	1.29%	1.59%

Each Portfolio may, at a later date, reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratios do not exceed the percentage described above.  The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.

The Expense Limitation Agreement provides that the expense limitations shall continue until at least May 1, 2018 for all Portfolios except ING Solution Aggressive Portfolio. The Expense Limitation Agreement provides that the expense limitations shall continue until at least May 1, 2015 for ING Solution Aggressive Portfolio.  The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the Expense Limitation Agreement to the Independent Chairperson of the Board within ninety (90) days of the end of the then-current term for that Portfolio or upon termination of the Investment Advisory Agreement.  The Expense Limitation Agreement may also be terminated by the Company, without payment of any penalty, upon ninety (90) days’ prior written notice to the Adviser at its principal place of business.

4.              The section entitled “Investment Committee” of the Portfolios’ SAI is hereby deleted in its entirety.

5.              The section entitled “Sub-Adviser — ING Solution Aggressive Portfolio, ING Solution 2020 Portfolio, ING Solution 2030 Portfolio, ING Solution 2040 Portfolio, and ING Solution 2050 Portfolio” of the Portfolios’ SAI is hereby renamed to “Sub-Adviser.”

6.              The section entitled “Sub-Adviser — Sub-Advisory Fees” of the Portfolios’ SAI is hereby deleted in its entirety and replaced with the following:

Sub-Advisory Fees

The following table sets forth, expressed as an annual rate, the monthly fee paid by the Adviser to the Sub-Adviser as a percentage of each Portfolio’s average daily net assets during the month:

Annual Sub-Advisory Fee

If the Portfolio invests in Affiliated Underlying Funds(1): 0.045%; and

If the Portfolio invests in Direct Investments(2): 0.135%

(1)              “Affiliated Underlying Funds” shall mean open-end investment companies registered under the 1940 Act which are “affiliated” with the Portfolios as such term is defined in Section 2(a)(3) of the 1940 Act.

(2)              “Direct Investments” include but are not limited to exchange-traded funds, securities issued by non-investment company issuers, such as operating companies, and derivative instruments.

Prior to May 13, 2013, ING Solution Balanced Portfolio did not have an appointed sub-adviser and was managed by an “Investment Committee.” Prior to May 31, 2013, ING Solution Conservative Portfolio, ING Solution Income Portfolio, ING Solution Moderately Aggressive Portfolio, ING Solution Moderately Conservative Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio, and ING Solution 2055 Portfolio did not have an appointed sub-adviser and was managed by an “Investment Committee.”

7.              The third paragraph of the subsection entitled “Sub-Adviser — Compensation” is hereby deleted and replaced with the following:

ING IM has defined indices (here the S&P Target Risk Aggressive Index, the S&P Target Risk Growth Index, the S&P Target Risk Conservative Index, the S&P Target Date Retirement Income Index, the S&P Target Date Risk Moderate Index, the S&P Target Date 2015 Index, the S&P Target Date 2020 Index, the S&P Target Date 2025 Index, the S&P Target Date 2030 Index, the S&P Target Date 2035 Index, the S&P Target Date 2040 Index, and the S&P Target Date 2045 Index) and set performance goals for the Portfolio Managers of the Portfolios. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) and revenue growth for all accounts managed by the team. The results for overall ING IM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE